Fees Summary	Sep. 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 61,000,000
Previously Paid Amount
Total Fee Amount	9,339.10
Total Offset Amount
Net Fee	$ 9,339.10